OTHER INCOME - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Other income		$ 1,784	$ 1,774	$ 2,620
Proceeds from PRV sale	$ 21,300	21,279	0	0
Previously disclosed amount of press release of currency movements	$ 21,100
Gain on divestment in associates		$ 0	$ 12,242	$ 0
BioConnection Investments B.V.
Disclosure of attribution of expenses by nature to their function [line items]
Proportion of ownership interest in associates		22.98%	22.98%	43.85%
Gain on divestment in associates			$ 12,200